S000001243 [Member] Expense Example - LARGE CAP CORE FUND - LARGE CAP CORE FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	297
Expense Example, with Redemption, 10 Years	$ 680